Document and Entity Information	Nov. 05, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	COMCAST CORP
Amendment Flag	false
Entity Central Index Key	0001166691
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	PA
Entity File Number	001-32871
Entity Tax Identification Number	27-0000798
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	(215)
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Exchangeable Subordinated Debentures 2.0 Percent Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE
Notes 5.50 Percent Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Guaranteed Notes 9.455 Percent Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.455% Guaranteed Notes due 2022
Trading Symbol	CMCSA/22
Security Exchange Name	NYSE